Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,711,887
Proposed Maximum Offering Price per Unit	8.37
Maximum Aggregate Offering Price	$ 22,698,494.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,134.67
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), that become issuable under the Registrant’s 2024 Stock Option and Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction 211effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock.
(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $8.37, the average of the high and low price of the Registrant’s Common Stock, as reported on the Nasdaq Global Select Market, on March 24, 2026.
(3)
Consists of 2,711,887 additional shares issuable under the Plan, which represents an automatic annual increase to the number of shares available for issuance under the Plan effective as of January 1, 2026. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the Plan on January 1 of each year. Shares available for issuance under the Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on October 11, 2024 (File No. 333-282614) and March 12, 2025 (File No. 333-285729).